LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of supplemental information related to operating leases

		As of December 31,
	Note	2024	2025

Operating lease right-of-use assets, gross		5,274,000	4,986,151
Less: Impairment losses	2(o)	(80,592)	(154,527)
Operating lease right-of-use assets, net		5,193,408	4,831,624
Operating lease liabilities, current		117,345	110,133
Operating lease liabilities, non-current		1,279,726	1,203,487

Schedule of lease cost of continuing operations

	Years ended December 31,
	2023	2024	2025

Finance lease cost:
- Amortization of right-of-use assets	495,074	440,629	438,146
- Interest on lease liabilities	613,909	562,968	535,676
Operating lease cost	351,104	330,943	314,480
Short-term lease cost	54,215	61,189	50,886
Variable lease cost	(4,835)	(3,358)	(7,342)

Total lease cost	1,509,467	1,392,371	1,331,846

Schedule of supplemental cash flow information related to leases of continuing operations

	Years ended December 31,
	2023	2024	2025

Cash paid for amounts included in measurement of lease liabilities (Note):
- Operating cash flows from finance leases	(501,090)	(438,532)	(397,349)
- Operating cash flows from operating leases	(232,342)	(216,387)	(197,501)
- Financing cash flows from finance leases	(986,888)	(545,911)	(626,670)

Non-cash information on lease liabilities arising from obtaining ROU assets:
- Finance leases	16,772	—	—
- Operating leases	28,225	49,640	44,144

Non-cash information on lease liabilities and ROU assets derecognized for termination of leases:
- Finance leases	237,330	—	109,255
- Operating leases	48,610	—	10,880

Gain on early termination of leases:
- Finance leases	39,350	—	42,887
- Operating leases	5,412	—	3,901

Note: The above table does not include cash paid for purchase of land use rights and initial direct costs of leases of RMB15,900, nil and nil for continuing operations in the years ended December 31, 2023, 2024 and 2025, respectively, which are included in “Payments for purchase of property and equipment and land use rights” in the consolidated statements of cash flows.

The financing cash flows from finance leases include the payment of principal due to early termination of certain financing arrangements for data center equipment.

Schedule of weighted average remaining lease term and weighted average discount rate for leases

	As of December 31,
	2024	2025

Weighted average remaining lease term:
- Finance leases	11.8	10.9
- Operating leases	12.0	11.3

Weighted average discount rate:
- Finance leases	6.57%	6.60%
- Operating leases	6.15%	6.13%

Schedule of maturities of lease and other financing obligations

	As of December 31, 2024					As of December 31, 2025
			Total of					Total of
			finance lease					finance lease
		Other	and other	Operating			Other	and other	Operating
	Finance lease	financing	financing	lease		Finance lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total	obligations	obligations	obligations	obligations	Total
Within 1 year	693,373	404,653	1,098,026	196,052	1,294,078	705,304	376,351	1,081,655	183,979	1,265,634
After 1 year but within 2 years	693,058	411,108	1,104,166	159,315	1,263,481	709,361	1,670,630	2,379,991	167,772	2,547,763
After 2 years but within 3 years	717,908	1,625,281	2,343,189	156,743	2,499,932	659,440	184,637	844,077	153,667	997,744
After 3 years but within 4 years	669,546	149,770	819,316	149,715	969,031	688,627	118,664	807,291	154,301	961,592
After 4 years but within 5 years	698,531	84,861	783,392	154,118	937,510	717,746	128,702	846,448	153,568	1,000,016
After 5 years	5,013,131	166,727	5,179,858	1,197,588	6,377,446	4,183,797	133,148	4,316,945	1,032,984	5,349,929
Total	8,485,547	2,842,400	11,327,947	2,013,531	13,341,478	7,664,275	2,612,132	10,276,407	1,846,271	12,122,678

Less: total future interest	(2,681,576)	(408,568)	(3,090,144)	(616,460)	(3,706,604)	(2,268,317)	(256,969)	(2,525,286)	(532,651)	(3,057,937)

Present value of lease and other financing obligations	5,803,971	2,433,832	8,237,803	1,397,071	9,634,874	5,395,958	2,355,163	7,751,121	1,313,620	9,064,741
Including:
- Current portion			636,152	117,345	753,497			697,142	110,133	807,275
- Non-current portion			7,601,651	1,279,726	8,881,377			7,053,979	1,203,487	8,257,466

Schedule of assets to secure lease and other financing obligations

	As of December 31,
	2024	2025

Accounts receivable	133,788	89,166
Property and equipment, net	1,445,973	1,204,536
Operating lease ROU assets	18,521	17,929
	1,598,282	1,311,631